Consolidated Statements of Comprehensive (Loss)/Income - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Wealth management services
Total net revenue		$ 639,912	$ 348,528	$ 2,085,278
Operation cost and expenses
Selling, general and administrative expenses		7,686,803	1,460,517	690,409
Total operation cost and expenses		7,686,803	1,460,517	690,409
(Loss) Income from operations		(7,046,891)	(1,111,989)	1,394,869
Other income		166,949	68,762	185,319
(Loss) Income before income taxes expense (benefit)		(6,879,942)	(1,043,227)	1,580,188
Income taxes (benefit) expense		(3,112)	(7,476)	225,650
Net (loss) income		(6,876,830)	(1,035,751)	1,354,538
Other comprehensive (loss) income
Foreign currency translation adjustment		(12,122)	4,328	(58,571)
Total comprehensive (loss)/income		$ (6,888,952)	$ (1,031,423)	$ 1,295,967
(Loss)/earnings per ordinary share*
Basic (in Dollars per share)	[1]	$ (0.677)	$ (0.125)	$ 0.169
Diluted (in Dollars per share)	[1]	$ (0.677)	$ (0.125)	$ 0.169
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	10,175,000	8,254,891	8,000,000
Diluted (in Shares)	[1]	10,175,000	8,254,891	8,000,000
Wealth Management Services
Wealth management services
Management services revenue		$ 13,505	$ 76,338	$ 1,760,760
Asset Management Services
Wealth management services
Management services revenue		626,407	272,190	324,518
Referral Fees | Wealth Management Services
Wealth management services
Management services revenue		13,505	76,338	1,760,760
Advisory Service Fees | Asset Management Services
Wealth management services
Management services revenue		600,437	221,119	274,904
Management Fees | Asset Management Services
Wealth management services
Management services revenue		$ 25,970	$ 51,071	$ 49,614

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.